BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF FINAL PURCHASE PRICE ALLOCATION

The purchase price allocation is as follows:

	HKD	USD
Acquired assets:
Amount due from a related party	$8	$1
Fair value of net assets acquired	8	1
Goodwill recorded	13,259,992	1,699,999
Cash paid	$13,260,000	$1,700,000